Salary and benefit payable	12 Months Ended
Dec. 31, 2021
19. Salary And Benefit Payable

19. Salary and benefit payable

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Salary and benefit payable to employees	6,112	7,808
Consulting expenses payable to a shareholder’s representatives(1)	1,548	2,064
Total	7,660	9,872

As of December 31, 2021, due to liquidity issue faced by the Company, the Company was unable to pay its employees on monthly basis.

(1) See Note 26 of Notes to the Consolidated Financial Statements, Section 3. Consulting expenses for representatives from a shareholder for detailed disclosure.